Expense Example - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Canada Fund - Class A
Expense Example:
1 year	$ 702
3 years	969
5 years	1,257
10 years	2,074
Fidelity Advisor Canada Fund - Class C
Expense Example:
1 year	310
3 years	649
5 years	1,114
10 years	2,208
Fidelity Advisor Canada Fund - Class M
Expense Example:
1 year	504
3 years	828
5 years	1,175
10 years	2,152
Fidelity Advisor Canada Fund - Class I
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	1,271
Fidelity Advisor Canada Fund - Class Z
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	$ 1,143